Q3 All-Season Active Rotation ETF

(QVOY)

Managed by
Q3 Asset Management Corporation

PROSPECTUS

December 1, 2022

For information or assistance in opening an account, please call toll-free 1-888-348-1255.

This Prospectus has information about the Fund that you should know before you invest.
You should read it carefully and keep it with your investment records.

The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc.

TABLE OF CONTENTS

SUMMARY SECTION	1
Investment Objective	1
Fees and Expenses of the Fund	1
Principal Investment Strategies	2
Principal Risks	3
Performance Summary	10
Management of the Fund	10
Purchase and Sale of Fund Shares	11
Tax Information	11
Payments to Broker-Dealers and Other Financial Intermediaries	11
ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL STRATEGIES AND RELATED RISKS	12
Investment Objective	12
Principal Investment Strategies	12
Principal Risks of Investing	13
Portfolio Holdings and Disclosure Policy	22
How to Buy and Sell Shares	23
Determination of Net Asset Value	25
Premium/Discount Information	26
Dividends, Distributions and Taxes	26
ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUND	30
Investment Adviser	30
Portfolio Managers	31
FINANCIAL HIGHLIGHTS	32
DISCLAIMERS	33
FOR MORE INFORMATION	Back Cover

RISK/RETURN SUMMARY:

INVESTMENT OBJECTIVE

The Q3 All-Season Active Rotation ETF (the “Fund”) seeks to achieve long-term growth of capital.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Other Expenses(1)	0.31%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	1.10%
(1)	Other Expenses are based on estimated amounts for the current fiscal year

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ 112	$ 350

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. This portfolio

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turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions. As the Fund recently commenced operations, there is not yet any portfolio turnover to report.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest primarily in shares of other investment companies, including exchange-traded funds (“ETFs”), open-end mutual funds, and closed-end funds (collectively, “Portfolio Funds”) across four category “sleeves”: core equity, active equity, bonds, and alternatives.

The Adviser establishes fixed target weightings for each sleeve based on the Adviser’s assessment of risk measures (including, without limitation, standard deviation and maximum loss), which weightings are periodically reviewed and may be changed overtime.

The Adviser selects investments within each sleeve according to the Adviser’s proprietary, rules-based analytical approach for identifying the Portfolio Funds that have exhibited recent relative performance strength. The Adviser measures performance strength by reviewing a Portfolio Fund’s price action over various recent periods generally spanning between one and nine months. Portfolio Funds within each sleeve’s investment universe are then ranked against each other based on their relative performance strength, and the Adviser selects the top-ranked Portfolio Funds within each sleeve’s investment universe for investment by the Fund, with each selected Portfolio Fund within a sleeve weighted equally. The Adviser evaluates the relative strength of eligible investment options on a weekly basis, though positions are generally held for at least 30 days. The Fund will generally hold positions in at least two Portfolio Funds within each sleeve, however the Adviser may determine from time to time to allocate some or all of the active equity, alternative and/or bond sleeve to cash or cash equivalent securities, including short-term debt securities, repurchase agreements and money market mutual fund shares (“Money Market Instruments”) depending on market conditions.

Each sleeve (core equity, active equity bonds, alternatives, bonds) has a separate investable universe of Portfolio Funds selected by the Adviser based on the Adviser’s assessment of factors including a Portfolio Fund’s historic returns, risks, liquidity profile, AUM, and other factors. The investment universe for the core equity sleeve is comprised of equity focused Portfolio Funds that are typically index-based and seek to replicate the performance of traditional equity “style boxes,” such as large/small/mid cap and growth/value. The investment universe for the active equity sleeve is comprised of equity focused Portfolio Funds with actively managed strategies such as smart-beta Portfolio Funds and Portfolio Funds that focus on particular sectors or sub-sectors of the economy or that focus on investment in international securities. The investment universe for the bonds sleeve is comprised of fixed-income Portfolio Funds across the

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fixed income landscape including Portfolio Funds that focus on: municipal securities, international bonds, corporate bonds, Treasury securities, and short-term fixed-income securities. The investment universe for the alternatives sleeve is comprised of Portfolio Funds that focus on asset classes that historically have had low correlation to both the equity and bond markets, including Portfolio Funds that focus on: currencies, commodities, precious metals, real estate (including real estate investment trusts (“REITs”)), and master limited partnerships (“MLPs”).

The Fund will rotate into, and out of positions on a periodic basis, and the Fund’s portfolio is therefore expected to be traded frequently with annual portfolio turnover anticipated to be between 1000-1500%, which will result in increased transaction costs for the Fund and may adversely affect the Fund’s performance.

Because the Fund will invest in the Portfolio Funds that the Adviser identifies as exhibiting relative strength, the Fund, at times, may have increased exposure to certain sectors of the economy when such sector(s) are exhibiting strong performance. During certain market conditions, notably those which the Fund deems to be relatively unattractive for equities the Fund may increase exposure to Portfolio Funds that the Adviser believes will aid in the preservation of capital. This may, at times, result in the Fund’s portfolio holding Portfolio Funds across both equities and fixed-income securities simultaneously. The Fund may indirectly invest in equity securities of all capitalization ranges and in debt securities of all credit qualities.

PRINCIPAL RISKS

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund or ETF investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. The Fund’s exposure to the risks discussed below may be through the Fund’s direct investments or indirect through the Fund’s investments in the underlying Portfolio Funds. An investment in the Fund is not insured or guaranteed by any government agency. The Fund is subject to the following principal risks:

Equity Securities Risk. The prices of equity securities in which the Fund invests indirectly through Portfolio Funds may fluctuate in response to many factors, including, but not limited to, the activities of the individual issuers, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

•	Large-Cap Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
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•	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions and general market conditions. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, such as changes in government economic policies, political turmoil, environmental events, trade disputes, and epidemics or other public health issues, which may negatively affect many issuers domestically and around the world. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and rapidly and, therefore, adversely affect the Fund.

Management Risk. Unlike many ETFs that have a passive investment strategy, the Fund is actively managed. The Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser’s investment techniques and decisions will produce the desired results.

Quantitative Model Risk. Quantitative models used by the Adviser may not effectively identify distinct market states and may cause the Fund to underperform other investment strategies. Flaws or errors in the Adviser’s quantitative model’s assumptions, design, execution, or data inputs, or changes in historical trends may adversely affect Fund performance. Quantitative models may not perform as expected and may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.

Momentum Style Risk. The Adviser employs a “momentum” style of investing for the Fund, which emphasizes investing in securities that have had higher recent price performance compared to other securities. This style of investing is subject to the risk that these securities may be more volatile than a broader cross-section of securities. Momentum can turn quickly, and investments that have previously exhibited price momentum may not continue to do so, may be considered overvalued, and may

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decline faster than other investments. The Fund may experience losses if momentum stops, reverses or otherwise behaves differently than predicted.

Sector Risk. At times the Fund may emphasize investment in one or more sectors, and as a result the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for funds that do not emphasize investment in particular sectors. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share.

Foreign Securities Risk. The Fund may, directly or indirectly, invest in foreign securities on foreign exchanges or in American Depository Receipts (“ADRs”). Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

•	ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.
•	Foreign Currency Risk. The Fund may invest indirectly in foreign securities and therefore be indirectly exposed to foreign currencies. The value of the Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund.

Fund of Funds Structure Risk. Investments in Portfolio Funds (i.e., ETFs and open end and closed end mutual funds) subject the Fund to paying its proportionate share of fees and expenses from those investments. In other words, by investing in the Fund, you will indirectly bear fees and expenses charged by the Portfolio Funds in which the Fund invests in addition to the Fund’s direct fees and expenses. In addition, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to restrictions that may limit the amount of any particular Portfolio Fund that the Fund may own. However, the Fund may invest in Portfolio Funds in accordance with Rule 12d1-4 under the 1940 Act (“Rule 12d1-4”), which permits funds to invest in shares of Portfolio Funds beyond the limitations otherwise imposed by the 1940 Act, subject to certain conditions. To the extent the Fund relies on Rule 12d1-4 to invest in Portfolio Funds, the risks described above may be greater than if the Fund limited its investment in Portfolio Funds in accordance with the limitations imposed by the 1940 Act without relying on Rule 12d1-4. The Fund is exposed to the risks associated with the securities and other investments held by its Portfolio Funds. The value of any Portfolio Fund will fluctuate according to the performance of that Portfolio Fund.

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ETF Risk. Individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The price of such shares is based on market price, and because ETF shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares.

•	Market Value Risk. The market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).
•	Tracking Risk. Index-based Portfolio Funds may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Portfolio Funds may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Portfolio Fund’s ability to track its applicable indices or match its performance.
•	Sampling Risk. Index-based Portfolio Funds may utilize a representative sampling approach to track their respective underlying indices. Index-based Portfolio Funds that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Portfolio Fund in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Portfolio Fund will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Portfolio Fund could result in a greater decline in NAV than would be the case if the Portfolio Fund held all of the securities in the underlying index.

Fixed-income Securities Risk. The Fund may invest, indirectly through Portfolio Funds, in fixed-income securities, including corporate debt securities, municipal

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securities and U.S. Government obligations. Corporate debt securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. A debt security’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security’s issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. There are risks associated with the potential investment of the Fund’s assets in fixed-income securities, which may include credit risk, interest rate risk and maturity risk as described below:

•	Credit Risk. Credit risk is the risk that the issuer or guarantor of a fixed-income security or counterparty to a transaction involving one or more bonds will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security may be reduced. The Fund may be subject to credit risk to the extent that it invests, indirectly through Portfolio Funds, in fixed-income securities that involve a promise by a third party to honor an obligation with respect to the fixed-income security. Securities rated BBB by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) are considered investment-grade securities, but are somewhat riskier than more highly-rated investment-grade obligations (those rated A or better) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities. Credit risk is particularly significant for investments in “junk bonds” or lower than investment-grade securities.
•	Interest Rate Risk. The price of a bond or a fixed-income security is dependent, in part, upon interest rates. Therefore, the share price and total return of the Fund when investing a significant portion of its assets, indirectly through Portfolio Funds, in fixed-income securities, will vary in response to changes in interest rates. There is the possibility that the value of the Fund’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a more pronounced effect if the Fund holds a significant
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portion of its assets, indirectly through Portfolio Funds, in fixed-income securities with long-term maturities.

In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed-income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities, indirectly through Portfolio Funds, by the Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the funds prepaid must be reinvested at lower prevailing interest rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities, directly or indirectly by the Fund, can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

•	Maturity Risk. Maturity risk is another factor that can affect the value of the Fund’s fixed-income holdings. Certain Portfolio Funds may not have a limitation policy regarding the length of maturity for their fixed-income holdings. In general, fixed-income obligations with longer maturities have higher yields and a greater sensitivity to changes in interest rates. Conversely, fixed-income obligations with shorter maturities generally have lower yields but less sensitivity to changes in interest rates.
•	Foreign Fixed-Income Securities. Investing in foreign fixed-income securities has the same risks as investing in foreign securities generally. In addition, foreign corporate bonds are subject to the risks that foreign companies may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the U.S., which may make it more difficult to evaluate the business and/or financial position of the issuer and the value of the bond. Foreign government bonds are also subject to the risks that governmental issuers of fixed-income securities may be unwilling to pay interest and repay principal when due or may require that conditions for payment be renegotiated. Volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S.

Portfolio Turnover Risk. Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and may result in the realization of capital gains, including net short-term capital gains, which must generally be distributed to shareholders. Therefore, high portfolio turnover may reduce the Fund’s returns and increase taxable distributions to shareholders.

Real Estate Investment Trust (“REIT”) Risk. REITs are susceptible to real estate risk and their operating expenses are separate from those of the Fund. Therefore, the

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Fund’s investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear.

Commodity Risk. Exposure to commodities through Portfolio Funds that invest in commodities may subject an investor to greater volatility than investments in traditional securities. The value of such investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Precious Metals Risk. Prices of gold and other precious metal stocks can be extremely volatile and may be directly or indirectly influenced by a variety of global economic, financial and political factors. The prices of gold and other precious metals may experience unusual price movements over short periods of time, which movements typically are not closely tied to the general movements of the stock market. The price of gold and precious metals may be affected by supply and demand, real or perceived inflationary trends and unpredictable monetary policies.

MLP Risk. MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry or industries, such as the energy industries, the MLP will be negatively impacted by economic events adversely impacting that industry or industries. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Exchange-Traded Risk. Because the Fund’s shares are traded on an exchange, they are subject to additional risks:

•	The Fund’s shares are listed for trading on Cboe BZX Exchange, Inc. (the Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of the Fund’s shares will typically approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy the Fund’s shares on the secondary market, and you may receive more or less than NAV when you sell those shares.
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•	Although the Fund’s shares are listed for trading on the Exchange, it is possible that an active trading market may not develop or be maintained.
•	Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s shares may also be halted if 1) the shares are delisted from the Exchange without first being listed on another exchange, or 2) the Exchange officials determine that such action is appropriate in the interest of a fair and orderly market for the protection of investors.

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the “How to Buy and Sell Shares” section of this prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

New Fund Risk. The Fund is newly formed and has no operating history as of the date of this Prospectus. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy or growing to an economically viable size.

PERFORMANCE SUMMARY

Performance information will be available after the Fund completes a full calendar year of operations. Updated performance information, current through the most recent month end, will be available by calling 1-888-348-1255 or by visiting www.q3allseasonfunds.com

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MANAGEMENT OF THE FUND

Q3 Asset Management Corporation is the Fund’s investment adviser.

Portfolio Managers	Investment Experience with the Fund	Primary Title with Adviser
Brad Giaimo	Co-Manager of the Fund since its inception in December 2022	Principal/CCO
Adam Quiring	Co-Manager of the Fund since its inception in December 2022	Principal
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Bruce Greig, CFA, CAIA	Co-Manager of the Fund since its inception in December 2022	Director of Research

PURCHASE AND SALE OF FUND SHARES

The Fund will issue and redeem shares at NAV only in large blocks of shares (each block of shares is called a “Creation Unit”) and only to Authorized Participants that have entered into agreements with Northern Lights Distributors, LLC (the “Distributor”), the Fund’s distributor. Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

Individual shares may only be purchased and sold in secondary market transactions through a broker or dealer at a market price. Shares of the Fund are listed for trading on the Exchange under the ticker symbol QVOY. Because the shares trade at market prices rather than NAV, shares of the Fund may trade at a price that is greater than (a premium), at, or less than (a discount) NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

An investor may access recent information, including information on the Fund’s net asset value, market price, premiums and discounts and bid-ask spreads, on the Fund’s website at www.q3allseasonfunds.com.

TAX INFORMATION

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (“IRA”) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

PAYMENTS TO BROKER-DEALERS AND
OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund, the Adviser or their respective related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The Fund seeks to achieve long-term growth of capital. The Fund’s Board of Trustees (the “Board”) may change the Fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The Fund’s other investment policies and strategies may be changed by the Board without shareholder approval unless otherwise provided in this prospectus or in the statement of additional information (“SAI”).

Principal Investment Strategies

Under normal circumstances, the Fund will invest primarily in shares of other investment companies, including exchange-traded funds (“ETFs”), open-end mutual funds, and closed-end funds (collectively, “Portfolio Funds”) across four category “sleeves”: core equity, active equity, bonds, and alternatives.

The Adviser establishes fixed target weightings for each sleeve based on the Adviser’s assessment of risk measures (including, without limitation, standard deviation and maximum loss), which weightings are periodically reviewed and may be changed overtime.

The Adviser selects investments within each sleeve according to the Adviser’s proprietary, rules-based analytical approach for identifying the Portfolio Funds that have exhibited recent relative performance strength. The Adviser measures performance strength by reviewing a Portfolio Fund’s price action over various recent periods generally spanning between one and nine months. Portfolio Funds within each sleeve’s investment universe are then ranked against each other based on their relative performance strength, and the Adviser selects the top-ranked Portfolio Funds within each sleeve’s investment universe for investment by the Fund, with each selected Portfolio Fund within a sleeve weighted equally. The Adviser evaluates the relative strength of eligible investment options on a weekly basis, though positions are generally held for at least 30 days. The Fund will generally hold positions in at least two Portfolio Funds within each sleeve, however the Adviser may determine from time to time to allocate some or all of the active equity, alternative and/or bond sleeve to cash or cash equivalent securities, including short-term debt securities, repurchase agreements and money market mutual fund shares (“Money Market Instruments”) depending on market conditions.

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Each sleeve (core equity, active equity bonds, alternatives, bonds) has a separate investable universe of Portfolio Funds selected by the Adviser based on the Adviser’s assessment of factors including a Portfolio Fund’s historic returns, risks, liquidity profile, AUM, and other factors. The investment universe for the core equity sleeve is comprised of equity focused Portfolio Funds that are typically index-based and seek to replicate the performance of traditional equity “style boxes,” such as large/small/mid cap and growth/value. The investment universe for the active equity sleeve is comprised of equity focused Portfolio Funds with actively managed strategies such as smart-beta Portfolio Funds and Portfolio Funds that focus on particular sectors or sub-sectors of the economy or that focus on investment in international securities. The investment universe for the bonds sleeve is comprised of fixed-income Portfolio Funds across the fixed income landscape including Portfolio Funds that focus on: municipal securities, international bonds, corporate bonds, Treasury securities, and short-term fixed-income securities. The investment universe for the alternatives sleeve is comprised of Portfolio Funds that focus on asset classes that historically have had low correlation to both the equity and bond markets, including Portfolio Funds that focus on: currencies, commodities, precious metals, real estate (including real estate investment trusts (“REITs”)), and master limited partnerships (“MLPs”).

The Fund will rotate into, and out of positions on a periodic basis, and the Fund’s portfolio is therefore expected to be traded frequently with annual portfolio turnover anticipated to be between 1000-1500%, which will result in increased transaction costs for the Fund and may adversely affect the Fund’s performance.

Because the Fund will invest in the Portfolio Funds that the Adviser identifies as exhibiting relative strength, the Fund, at times, may have increased exposure to certain sectors of the economy when such sector(s) are exhibiting strong performance. During certain market conditions, notably those which the Fund deems to be relatively unattractive for equities the Fund may increase exposure to Portfolio Funds that the Adviser believes will aid in the preservation of capital. This may, at times, result in the Fund’s portfolio holding Portfolio Funds across both equities and fixed-income securities simultaneously. The Fund may indirectly invest in equity securities of all capitalization ranges and in debt securities of all credit qualities.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund or ETF investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. The Fund’s exposure to the risks discussed below may be through the Fund’s direct investments or indirect through the Fund’s investments in Portfolio Funds. An investment in the Fund is not insured or guaranteed by any government agency. The Fund is subject to the following principal risks:

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Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the “How to Buy and Sell Shares” section of this prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Commodity Risk. Exposure to commodities through Portfolio Funds that invest in commodities may subject an investor to greater volatility than investments in traditional securities. The value of such investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Equity Securities Risk. The prices of equity securities in which the Fund invests indirectly through Portfolio Funds may fluctuate in response to many factors, including, but not limited to, the activities of the individual issuers, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

•	Large-Cap Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
•	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Foreign Securities Risk. The Fund may, directly or indirectly, invest in foreign securities on foreign exchanges or in American Depository Receipts (“ADRs”). Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

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•	ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.
•	Foreign Currency Risk. The Fund may invest indirectly in foreign securities and therefore be indirectly exposed to foreign currencies. The value of the Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund.

Fund of Funds Structure Risk. Investments in Portfolio Funds subject the Fund to paying its proportionate share of fees and expenses from those investments. In other words, by investing in the Fund, you will indirectly bear fees and expenses charged by the Portfolio Funds in which the Fund invests in addition to the Fund’s direct fees and expenses. Under the 1940 Act, the Fund may not acquire shares of a Portfolio Fund if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the Portfolio Fund or the Fund has received an order for exemptive relief from the 3% limitation from the U.S. Securities and Exchange Commission (“SEC”) that is applicable to the Fund or (ii) the Fund is able to rely on other exemptions from the 3% limitation such as Rule 12d1-4 under the 1940 Act, which permits funds to invest in shares of Portfolio Funds beyond the limitations otherwise imposed by the 1940 Act, subject to certain conditions. To the extent the Fund relies on Rule 12d1-4 to invest in Portfolio Funds, the risks described above may be greater than if the Fund limited its investment in Portfolio Funds in accordance with the limitations imposed by the 1940 Act without relying on Rule 12d1-4. The 3% limitation may prevent the Fund from allocating its investments in the manner the Adviser considers optimal or cause the Adviser to select an investment other than that which the Adviser considers optimal.

ETF Risk. Individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares.

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Investments in ETFs are also subject to the following additional risks:

•	Market Value Risk. The market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).
•	Tracking Risk. Index-based Portfolio Funds may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Portfolio Funds may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Portfolio Fund’s ability to track its applicable indices or match its performance.
•	Sampling Risk. Index-based Portfolio Funds may utilize a representative sampling approach to track their respective underlying indices. Index-based Portfolio Funds that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Portfolio Fund in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Portfolio Fund will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Portfolio Fund could result in a greater decline in NAV than would be the case if the Portfolio Fund held all of the securities in the underlying index.

Fixed-income Securities Risk. The prices of fixed-income securities in which the Fund invests, indirectly through Portfolio Funds, may fluctuate in response to many factors, including changes in interest rates and the creditworthiness of the issuer. A debt security’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security’s issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. There are risks associated with the potential investment of the Fund’s assets in Portfolio Funds that invest int fixed-income securities, which may include credit risk, interest rate risk and maturity risk as described below:

•	Credit Risk. Credit risk is the risk that the issuer or guarantor of a fixed-income security or counterparty to a transaction involving one or more bonds will be unable or unwilling to make timely principal and/or interest payments,
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or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security. The Fund may be subject to credit risk to the extent that it invests, indirectly through Portfolio Funds, in fixed-income securities that involve a promise by a third party to honor an obligation with respect to the fixed-income security. Securities rated BBB by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) are considered investment-grade securities, but are somewhat riskier than more highly-rated investment-grade obligations (those rated A or better) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities. Credit risk is particularly significant for investments in “junk bonds” or lower than investment-grade securities.

•	Interest Rate Risk. The price of a fixed-income security is dependent, in part, upon interest rates. Therefore, the share price and total return of the Fund, when investing a significant portion of its assets, indirectly through Portfolio Funds, in fixed-income securities, will vary in response to changes in interest rates. There is the possibility that the value of the Fund’s investment in fixed-income securities may fall because fixed-income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed-income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a more pronounced effect if the Fund holds a significant portion of its assets, indirectly through Portfolio Funds, in fixed-income securities with long-term maturities.

In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed-income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also, when interest rates drop, the holdings of mortgage-backed securities, indirectly through Portfolio Funds, by the Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the funds prepaid must be reinvested at lower prevailing interest rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities, indirectly through Portfolio Funds, by the Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

•	Maturity Risk. Maturity risk is another factor that can affect the value of the Fund’s fixed-income holdings. Certain Portfolio Funds may not have a
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limitation policy regarding the length of maturity for their fixed-income holdings. In general, fixed-income obligations with longer maturities have higher yields and a greater sensitivity to changes in interest rates. Conversely, fixed-income obligations with shorter maturities generally have lower yields but less sensitivity to changes in interest rates.

•	Foreign Fixed-Income Securities. Investing in foreign fixed-income securities has the same risks as investing in foreign securities generally. In addition, foreign corporate bonds are subject to the risks that foreign companies may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the U.S., which may make it more difficult to evaluate the business and/or financial position of the issuer and the value of the bond. Foreign government bonds are also subject to the risks that governmental issuers of fixed-income securities may be unwilling to pay interest and repay principal when due or may require that conditions for payment be renegotiated. Volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S.

Management Risk. Unlike many ETFs that have a passive investment strategy, the Fund is actively managed. The Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser’s investment techniques and decisions will produce the desired results.

Momentum Style Risk. The Adviser employs a “momentum” style of investing for the Fund, which emphasizes investing in securities that have had higher recent price performance compared to other securities. This style of investing is subject to the risk that these securities may be more volatile than a broader cross-section of securities. Momentum can turn quickly, and investments that have previously exhibited price momentum may not continue to do so, may be considered overvalued, and may decline faster than other investments. The Fund may experience losses if momentum stops, reverses or otherwise behaves differently than predicted.

MLP Risk. MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry or industries, such as the energy industries, the MLP will be negatively impacted by economic events adversely impacting that industry or industries. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer

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protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Precious Metals Risk. Prices of gold and other precious metal stocks can be extremely volatile and may be directly or indirectly influenced by a variety of global economic, financial and political factors. The prices of gold and other precious metals may experience unusual price movements over short periods of time, which movements typically are not closely tied to the general movements of the stock market. The price of gold and precious metals may be affected by supply and demand, real or perceived inflationary trends and unpredictable monetary policies.

Quantitative Model Risk. The Adviser expects to use investment techniques that incorporate, or rely upon, quantitative models. Quantitative models used by the Adviser may not effectively identify purchases and sales of Fund investments or distinct market states and may cause the Fund to underperform other investment strategies for short or long periods of time. Performance will depend upon the quality and accuracy of the assumptions, theories and framework upon which a quantitative model is based. The success of a quantitative model will depend upon the model’s accurate reflection of market conditions, with proper adjustments as market conditions change over time. Changes in historical trends incorporated into the model’s assumptions may adversely affect Fund performance. Adjustments, or lack of adjustments, to the models, including as conditions change, as well as any errors or imperfections in the models, could adversely affect Fund performance. Quantitative model performance depends upon the quality of its design and effective execution under actual market conditions. Even a well-designed quantitative model cannot be expected to perform well in all market conditions or across all time intervals. Quantitative models may underperform in certain market environments including stressed or volatile market conditions. Effective execution may depend, in part, upon subjective selection and application of factors and data inputs used by the quantitative model. Discretion may be used by the Adviser when determining the data collected and incorporated into a quantitative model. Shareholders should be aware that there is no guarantee that any specific data or type of data can or will be used in a quantitative model. The Adviser may also use discretion when interpreting and applying the results of a quantitative model, including emphasizing, discounting or disregarding its outputs. It is not possible or practicable for a quantitative model to factor in all relevant, available data. There is no guarantee that the data actually utilized in a quantitative model will be the most accurate data available or be free from errors. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.

Exchange-Traded Risk. Because the Fund’s shares are traded on an exchange, they are subject to additional risks:

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•	Fluctuation of Net Asset Value Risk. While the Fund’s shares are listed on the Exchange and are bought and sold on the secondary market at market price, NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.
•	Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility or potential lack of an active trading market for shares. The NAV of shares will fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will fluctuate in accordance with changes in NAV and supply and demand on the Exchange. The Fund cannot predict whether shares will trade below, at or above their NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Any of these factors, discussed above and further below, may lead to shares trading at a premium or discount to the Fund’s NAV. However, because shares can be created and redeemed in Creation Units at NAV, the Adviser believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long term. While the creation-redemption feature is designed to make it more likely that the Fund’s shares normally will trade on the Exchange at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of the Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV.
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•	Absence of Prior Active Market. While the Fund’s shares are listed on an Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. The Distributor does not maintain a secondary market in shares.
•	Trading Issues. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange’s “circuit breaker” rules. There can be no assurance that the requirements of an exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions and general market conditions. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, environmental events, trade disputes, and epidemics, pandemics or other public health issues. For example, the novel coronavirus disease (COVID-19) resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity and company closings and product cutbacks, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the broad effects of which are currently difficult to assess. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and therefore adversely affect the Fund.

New Fund Risk. The Fund was formed in 2022 and has no operating history as of the date of this Prospectus. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy or growing to an economically viable size.

Portfolio Turnover Risk. Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and may result in the realization of capital gains, including net short-term capital gains, which must generally be distributed to shareholders. Therefore, high portfolio turnover may reduce the Fund’s returns and increase taxable distributions to shareholders.

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Real Estate Investment Trust (“REIT”) Risk. REITs are susceptible to real estate risk and their operating expenses are separate from those of the Fund. Therefore, the Fund’s investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear. REITs may include investment in varying commercial and residential real estate holdings.

Sector Risk. At times the Fund may emphasizes investment in one or more sectors, and as a result the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for funds that do not emphasize investment in particular sectors. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share.

Temporary Defensive Positions. The Fund may in unusual circumstances take temporary defensive positions that are inconsistent with its principal investment strategies. If the Adviser believes a temporary defensive position is warranted in view of market conditions, the Fund may hold cash or invest up to 100% of its assets in high-quality short-term government or corporate obligations, money market instruments or shares of money market mutual funds. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.

In addition to the strategies and risks described above, the Fund may invest in other types of securities whose risks are described below and/or in the Fund’s SAI.

Portfolio Holdings and Disclosure Policy

A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the Fund’s SAI.

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Account Information

HOW TO BUY AND SELL SHARES

Only certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Fund’s Distributor (“Authorized Participants” or “APs”) may acquire shares directly from the Fund and tender their shares for redemption directly to the Fund. Such purchases and redemptions are made at NAV per share and only in large blocks, or Creation Units, of shares. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI.

A creation transaction, which is subject to acceptance by the Fund’s Distributor and the Fund, generally takes place when an AP deposits into the Fund a designated portfolio of securities (“Deposit Securities”) (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Fund in exchange for a specified number of Creation Units. The composition of such portfolio generally corresponds pro rata to the holdings of the Fund. However, the Fund may, in certain circumstances, offer Creation Units partially or solely for cash. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP agreement.

The Fund charges APs standard creation and redemption transaction fees (“Transaction Fees”) to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the AP on the day such AP creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the AP on the applicable business day. Similarly, the standard redemption transaction fee is charged to the AP on the day such AP redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the AP on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs).

The Transaction Fees for the Fund are listed in the table below.

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Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$200	200 basis points (2.0)%

*As a percentage of the amount invested.

The Fund reserves the right to make redemptions of shares for cash.

Shares of the Fund are listed for trading on the Exchange under the symbol QVOY. Share prices are reported in dollars and cents per share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and shares typically trade in blocks of less than a Creation Unit. There is no minimum investment. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

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Share Trading Prices

The trading prices of Shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases And Redemptions Of Fund Shares

The Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by APs, and the vast majority of trading in the Fund’s shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that the Fund’s shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, the Fund imposes transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s shares.

Investments by Other Investment Companies

Rule 12d1-4 allows funds to invest in other investment companies in excess of some of the limitations discussed above, subject to certain limitations and conditions. An acquiring fund relying on Rule 12d-4 must enter into a fund of funds investment agreement with the acquired fund. Rule 12d1-4 outlines the requirements for fund of funds agreements and specifies certain reporting responsibilities of the acquiring fund’s adviser. The Fund expects to rely on Rule 12d1-4 to the extent the Adviser deems such reliance necessary or appropriate.

Determination of Net Asset Value

Ultimus Fund Solutions, LLC, the Fund’s administrator, calculates the Fund’s NAV at the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr.

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Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

To calculate NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The Fund generally values its portfolio securities at its current market values determined based on available market quotations. However, if market quotations are not available or are considered to be unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV are based on the consideration by the Fund of a number of subjective factors and therefore may differ from quoted or published prices for the same securities. To the extent the assets of the Fund are invested in other registered investment companies that are not listed on an exchange the Fund’s NAV is calculated based upon the NAVs reported by such registered investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. To the extent the Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Premium/Discount Information

Most investors will buy and sell shares of the Fund in secondary market transactions through brokers at market prices and the Fund’s shares will trade at market prices. The market price of shares of the Fund may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of shares of the Fund.

Information regarding how often the shares of the Fund traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters, when available, can be found at www.q3allseasonfunds.com.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Fund. The Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

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Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. As with any investment, you should consider how your investment in shares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•	the Fund makes distributions,
•	you sell your shares listed on the Exchange, and
•	you purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid quarterly by the Fund. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. Distributions from the Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that the Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions), if any, generally are subject to federal income tax for non-corporate shareholders who satisfy those restrictions with respect to their Fund shares at the rate for net capital gain. A part of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations -- the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding REITs) and excludes dividends from foreign corporations -- subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund (if that option is available). Distributions reinvested in additional shares of the Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the shares.

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Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

By law, the Fund is required to withhold 24% of your distributions and redemption proceeds if you have not provided the Fund with a correct social security number or other taxpayer identification number and in certain other situations, including when you have been notified by the Internal Revenue Service (“IRS”) that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses from sales of shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the shares being redeemed and the value of the securities. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. See “Tax Status” in the SAI for a description regarding basis determination methods applicable to Share redemptions and the Fund’s obligation to report basis information to the IRS.

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The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Shareholders that are not “U.S. persons” within the meaning of the Code should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of U.S. tax rules and tax rules of other applicable jurisdictions to their investment in the Fund. Consult your personal tax advisor about the potential tax consequences of an investment in the shares under all applicable tax laws.

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ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUND

The Investment Adviser

Q3 Asset Management Corporation, with a principal address of 2175 Cole Street, Birmingham, MI 48009, serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement with the Funds (the “Advisory Agreement”), the Adviser provides the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio. The Adviser has been registered with the U.S. Securities and Exchange Commission (“SEC”) since 2013 and also provides investment advisory services to other accounts, including other registered investment companies.

For its services, the Fund pays the Adviser a monthly investment advisory fee (a “Management Fee”) computed at the annual rate of 0.65% of its average daily net assets. The Adviser has contractually agreed under an expense limitation agreement (the “Expense Limitation Agreement”), until March 31, 2024, to reduce its investment advisory fees and to reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of the Fund (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; Acquired Fund Fees and Expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to 1.09% of average daily net assets of the Fund’s shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three (3) years after such the date on which fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. It is expected that the Expense Limitation Agreement will continue from year-to-year provided such continuance is approved by the Board. The Expense Limitation Agreement may be terminated by the Adviser or the Board, without approval by the other party, at the end of the current term upon not less than 90 days’ notice to the other party as set forth in the Expense Limitation Agreement. The Expense Limitation Agreement will terminate automatically if the Fund’s Advisory Agreement with the Adviser is terminated. As the Fund recently commenced operations, there are no Management Fees to report.

A discussion of the factors considered by the Board in its approval of the Fund’s Advisory Agreement with the Adviser, including the Board’s conclusions with respect thereto, will be available in the Fund’s Annual Report or Semi-Annual Report to shareholders.

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Portfolio Managers

The following individuals have primary responsibility for day-to-day management of the Fund’s portfolios since the Fund’s inception.

Brad Giaimo is a co-portfolio manager of the Fund. Mr. Giaimo formed the Adviser in 2006, and serves as one of the firm’s principals and as its Chief Compliance Officer. Mr. Giaimo earned a Bachelor’s of Arts from The University of Hartford and worked 11 years on the New York Cotton Exchange as an independent floor trader.

Adam Quiring is a co-portfolio manager of the Fund. Mr. Quiring joined the Adviser in 2009, and serves as one of the firm’s principals. Mr. Quiring earned a Bachelor’s of Science (Business) degree from Northern Michigan University.

Bruce Greig is a co-portfolio manager of the Fund. Mr. Greig joined the Adviser in 2015, and serves as its Director of Research. Prior to joining the Adviser, Mr. Greig was the Vice President-Asset Management for CIG Capital Advisors. Mr. Greig earned a Bachelor’s of Science (Mathematics) degree from The University of Michigan and a Masters in Business Administration from the Ross School of Business at the University of Michigan.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and their ownership of shares of the Fund.

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FINANCIAL HIGHLIGHTS

Because the Fund recently launched, there is no financial or performance information included in this prospectus for the Fund. The fiscal year end of the Fund is November 30 each year. Once the information becomes available, you may request a copy at no charge by calling the Fund at 1-888-348-1255 or by visiting the Fund’s website at www.q3allseasonfunds.com.

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Disclaimers

Shares of the Fund are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the shares of the Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of the Fund to be issued, or in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing, or trading of the shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

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FOR ADDITIONAL INFORMATION

Additional information about the Fund is included in the SAI, which is incorporated by reference in its entirety.

Additional information about the Fund’s investments will be available in the Fund’s Annual and Semi-Annual Reports to shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and strategies that significantly affected each Fund’s performance during its last fiscal year/period.

To obtain a free copy of the SAI, the Annual and Semi-Annual Reports or other information about the Fund, or to make inquiries about the Fund, please call Toll-Free:

1-888-348-1255

This Prospectus, the SAI and the most recent shareholder reports are also available without charge on the Fund’s website at www.q3allseasonfunds.com or upon written request to:

Q3 All-Season Active Rotation ETF
P.O. Box 46707
Cincinnati, Ohio 45246-0707

The Fund’s website will also provide information about the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads.

Only one copy of a Prospectus or an Annual or Semi-Annual Report will be sent to each household address. This process, known as “Householding,” is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however). You may, of course, request an additional copy of a Prospectus or an Annual or Semi-Annual Report at any time by calling or writing the Fund or by downloading free of charge at www.q3allseasonfunds.com. You may also request that Householding be eliminated from all your required mailings.

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of information on the SEC’s Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File No. 811-22680

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